UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul Fearday, President (principal executive officer)
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

Diamond Hill Valuation-Weighted 500 ETF
Schedule of Investments
September 30, 2017 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Consumer Discretionary - 14.3%
102	Adient plc - ADR	$8,567
407	Amazon.com, Inc. (a)	391,269
172	Aramark	6,985
23	AutoZone, Inc. (a)	13,688
281	Best Buy Company, Inc.	16,006
159	BorgWarner, Inc.	8,146
102	CarMax, Inc. (a)	7,733
694	Carnival Corporation	44,812
445	CBS Corporation	25,810
307	Charter Communications, Inc. (a)	111,570
216	Coach, Inc.	8,701
3,492	Comcast Corporation	134,372
385	D.R. Horton, Inc.	15,373
94	Darden Restaurants, Inc.	7,405
236	Delphi Automotive plc	23,222
655	Discovery Communications, Inc. (a)	13,945
160	DISH Network Corporation (a)	8,677
185	Dollar General Corporation	14,994
211	Dollar Tree, Inc. (a)	18,319
37	Domino’s Pizza, Inc.	7,346
99	Expedia, Inc.	14,250
3,390	Ford Motor Company	40,578
273	Gap, Inc.	8,062
2,415	General Motors Company	97,518
102	Genuine Parts Company	9,756
231	Goodyear Tire & Rubber Company	7,681
404	H&R Block, Inc.	10,698
418	Hanesbrands, Inc.	10,300
93	Hasbro, Inc.	9,083
213	Hilton Worldwide Holdings, Inc.	14,793
930	Home Depot, Inc.	152,111
437	International Game Technology plc	10,728
355	Interpublic Group of Companies, Inc.	7,380
166	Kohl’s Corporation	7,578
235	L Brands, Inc.	9,778
332	Las Vegas Sands Corporation	21,301
58	Lear Corporation	10,039
241	Lennar Corporation	12,725
387	Liberty Interactive Corporation, QVC Group (a)	9,122

262	LKQ Corporation (a)	9,429
821	Lowe’s Companies, Inc.	65,631
267	Marriott International, Inc.	29,439
558	McDonald’s Corporation	87,427
483	MGM Resorts International	15,741
47	Mohawk Industries, Inc. (a)	11,633
426	Netflix, Inc. (a)	77,255
596	Newell Rubbermaid, Inc.	25,431
1,239	Nike, Inc.	64,242
285	Norwegian Cruise Line Holdings, Ltd. (a)	15,404
4	NVR, Inc. (a)	11,420
191	Omnicom Group, Inc.	14,147
79	O’Reilly Automotive, Inc. (a)	17,014
39	Priceline Group, Inc. (a)	71,402
407	PulteGroup, Inc.	11,123
55	PVH Corporation	6,933
330	Ross Stores, Inc.	21,308
252	Royal Caribbean Cruises, Ltd.	29,872
243	Scientific Games Corporation (a)	11,142
4,141	Sirius XM Holdings, Inc.	22,858
1,045	Starbucks Corporation	56,127
397	Target Corporation	23,427
64	Thor Industries, Inc.	8,058
72	Tiffany & Company	6,608
559	Time Warner, Inc.	57,270
459	TJX Companies, Inc.	33,842
1,496	Twenty-First Century Fox, Inc.	39,464
54	Ulta Beauty, Inc. (a)	12,207
224	V.F. Corporation	14,240
38	Vail Resorts, Inc.	8,669
384	Viacom, Inc.	10,691
2,017	Wal-Mart Stores, Inc.	157,608
1,224	Walt Disney Company	120,650
82	Whirlpool Corporation	15,124
87	Wyndham Worldwide Corporation	9,171
60	Wynn Resorts, Ltd.	8,935
296	Yum! Brands, Inc.	21,789
		2,573,152

	Consumer Staples - 7.0%
1,323	Altria Group, Inc.	83,905
366	Archer-Daniels-Midland Company	15,559
223	Brown-Forman Corporation	12,109
116	Bunge, Ltd.	8,057
182	Campbell Soup Company	8,521
143	Church & Dwight Company, Inc.	6,928
78	Clorox Company	10,289
1,739	Coca-Cola Company	78,272
512	Colgate-Palmolive Company	37,299
253	Conagra Brands, Inc.	8,536
173	Constellation Brands, Inc.	34,505
267	Costco Wholesale Corporation	43,865
536	Coty, Inc.	8,860
852	CVS Health Corporation	69,285
134	Dr Pepper Snapple Group, Inc.	11,855
225	Estee Lauder Companies, Inc.	24,264
387	General Mills, Inc.	20,031
180	Hershey Company	19,651
387	Hormel Foods Corporation	12,438
60	Ingredion, Inc.	7,238
82	J.M. Smucker Company	8,604
256	Kellogg Company	15,967
311	Kimberly-Clark Corporation	36,599
1,262	Kraft Heinz Company	97,868
914	Kroger Company	18,335
72	McCormick & Company, Inc.	7,390
238	Molson Coors Brewing Company	19,430
988	Mondelez International, Inc.	40,172
442	Monster Beverage Corporation (a)	24,421
838	PepsiCo, Inc.	93,378
958	Philip Morris International, Inc.	106,348
104	Post Holdings, Inc. (a)	9,180
1,488	Procter & Gamble Company	135,378
430	Sysco Corporation	23,199
348	Tyson Foods, Inc.	24,517
259	US Foods Holding Corporation (a)	6,915
858	Walgreens Boots Alliance, Inc.	66,255
		1,255,423

	Energy - 3.7%
120	Andeavor	12,378
406	Baker Hughes, a GE Company	14,868
402	Cabot Oil & Gas Corporation	10,753
325	Cheniere Energy, Inc. (a)	14,638
868	Chevron Corporation	101,990
103	Cimarex Energy Company	11,708
275	ConocoPhillips	13,764
335	Devon Energy Corporation	12,298
96	Diamondback Energy, Inc. (a)	9,404
142	EOG Resources, Inc.	13,737
2,194	Exxon Mobil Corporation	179,864
1,173	Halliburton Company	53,993
1,282	Kinder Morgan, Inc.	24,589
360	Marathon Petroleum Corporation	20,189
436	Occidental Petroleum Corporation	27,996
155	ONEOK, Inc.	8,588
185	Phillips 66	16,948
1,024	Schlumberger, Ltd.	71,434
1,035	Transocean, Ltd. (a)	11,137
324	Valero Energy Corporation	24,925
349	Williams Companies, Inc.	10,473
		665,674
	Financials - 19.0%
81	Affiliated Managers Group, Inc.	15,376
301	AFLAC, Inc.	24,498
369	Allstate Corporation	33,915
622	Ally Financial, Inc.	15,090
889	American Express Company	80,419
86	American Financial Group, Inc.	8,897
320	AGNC Investment Corporation (b)	6,938
1,120	Annaly Capital Management, Inc. (b)	13,653
988	American International Group, Inc.	60,653
169	Ameriprise Financial, Inc.	25,098
232	Aon plc	33,895
130	Arch Capital Group, Ltd. (a)	12,805
178	Arthur J Gallagher & Company	10,956
237	Athene Holding, Ltd. (a)	12,760
10,046	Bank of America Corporation	254,566
1,173	Bank of New York Mellon Corporation	62,192
754	BB&T Corporation	35,393
1,893	Berkshire Hathaway, Inc. (a)	347,025
539	BGC Partners, Inc.	7,799
147	BlackRock, Inc.	65,722
386	Brighthouse Financial, Inc. (a)	23,469
469	Capital One Financial Corporation	39,705
1,126	Charles Schwab Corporation	49,251
418	Chubb, Ltd.	59,586
96	Cincinnati Financial Corporation	7,351
2,657	Citigroup, Inc.	193,270
585	Citizens Financial Group, Inc.	22,154
299	CME Group, Inc.	40,568
217	CNA Financial Corporation	10,904
322	CNO Financial Group, Inc.	7,515
189	Comerica, Inc.	14,413
452	Discover Financial Services	29,145
220	E*TRADE Financial Corporation (a)	9,594

130	East West Bancorp, Inc.	7,771
153	Eaton Vance Corporation	7,554
44	Enstar Group, Ltd. (a)	9,783
39	Everest Re Group, Ltd.	8,907
280	Fidelity & Guaranty Life	8,694
555	Fifth Third Bancorp	15,529
21	First Citizens BancShares, Inc.	7,852
130	First Republic Bank	13,580
223	FNF Group	10,584
467	Franklin Resources, Inc.	20,786
395	Goldman Sachs Group, Inc.	93,690
333	Hartford Financial Services Group, Inc.	18,458
1,132	Huntington Bancshares, Inc.	15,803
480	Intercontinental Exchange, Inc.	32,976
495	Invesco, Ltd.	17,345
3,249	JPMorgan Chase & Company	310,312
1,050	KeyCorp	19,761
311	Leucadia National Corporation	7,853
319	Lincoln National Corporation	23,440
303	Loews Corporation	14,502
121	M&T Bank Corporation	19,486
7	Markel Corporation (a)	7,476
427	Marsh & McLennan Companies, Inc.	35,787
1,148	MetLife, Inc.	59,639
155	Moody’s Corporation	21,577
1,940	Morgan Stanley	93,450
61	MSCI, Inc.	7,131
145	Nasdaq, Inc.	11,248
177	Northern Trust Corporation	16,272
431	PNC Financial Services Group, Inc.	58,086
403	Principal Financial Group, Inc.	25,929
578	Progressive Corporation	27,987
387	Prudential Financial, Inc.	41,146
162	Raymond James Financial, Inc.	13,661
1,183	Regions Financial Corporation	18,017
54	Reinsurance Group of America, Inc.	7,535
219	S&P Global, Inc.	34,232
155	SEI Investments Company	9,464
415	State Street Corporation	39,649
400	SunTrust Banks, Inc.	23,908
43	SVB Financial Group (a)	8,045
667	Synchrony Financial	20,710
256	T. Rowe Price Group, Inc.	23,206
487	TD Ameritrade Holding Corporation	23,766
115	Torchmark Corporation	9,210
261	Travelers Companies, Inc.	31,978
695	Two Harbors Investment Corporation (b)	7,006
259	Unum Group	13,243
1,395	US Bancorp	74,758
239	Voya Financial, Inc.	9,534
4,618	Wells Fargo & Company	254,683
12	White Mountains Insurance Group, Ltd.	10,284
107	Willis Towers Watson plc	16,503
108	WR Berkley Corporation	7,208
360	XL Group, Ltd.	14,202
164	Zions Bancorporation	7,737
		3,403,508

	Health Care - 12.0%
1,074	Abbott Laboratories	57,309
1,294	AbbVie, Inc.	114,985
215	Aetna, Inc.	34,187
215	Agilent Technologies, Inc.	13,803
161	Alexion Pharmaceuticals, Inc. (a)	22,587
68	Align Technology, Inc. (a)	12,666
212	AmerisourceBergen Corporation	17,543
505	Amgen, Inc.	94,157
180	Anthem, Inc.	34,178
440	Baxter International, Inc.	27,610
171	Becton, Dickinson and Company	33,507
145	Biogen, Inc. (a)	45,402
969	Boston Scientific Corporation (a)	28,266
1,286	Bristol-Myers Squibb Company	81,970
43	C.R. Bard, Inc.	13,782
204	Cardinal Health, Inc.	13,652
799	Celgene Corporation (a)	116,510
137	Centene Corporation (a)	13,257
205	Cerner Corporation (a)	14,621
189	Cigna Corporation	35,332
36	Cooper Companies, Inc.	8,536
363	Danaher Corporation	31,138
121	DaVita HealthCare Partners, Inc. (a)	7,186
119	DENTSPLY SIRONA, Inc.	7,117
154	Edwards Lifesciences Corporation (a)	16,834
740	Eli Lilly & Company	63,300
268	Exelixis, Inc. (a)	6,494
528	Express Scripts Holding Company (a)	33,433
635	Gilead Sciences, Inc.	51,448
410	HCA Healthcare, Inc. (a)	32,632
100	Henry Schein, Inc. (a)	8,199
104	Humana, Inc.	25,338
56	IDEXX Laboratories, Inc. (a)	8,707
67	Illumina, Inc. (a)	13,346
176	Incyte Corporation (a)	20,546
18	Intuitive Surgical, Inc. (a)	18,826
1,733	Johnson & Johnson	225,307
78	Laboratory Corporation of America Holdings (a)	11,776
213	Mallinckrodt plc (a)	7,960
122	McKesson Corporation	18,740
808	Medtronic plc	62,838
1,499	Merck & Company, Inc.	95,981
17	Mettler-Toledo International, Inc. (a)	10,645
600	Mylan NV (a)	18,822
3,942	Pfizer, Inc.	140,729
80	Quest Diagnostics, Inc.	7,491
108	Quintiles IMS Holdings, Inc. (a)	10,268
85	Regeneron Pharmaceuticals, Inc. (a)	38,005
87	ResMed, Inc.	6,696
80	STERIS plc	7,072
258	Stryker Corporation	36,641
274	Thermo Fisher Scientific, Inc.	51,841
795	UnitedHealth Group, Inc.	155,701
76	Universal Health Services, Inc.	8,431
48	Waters Corporation (a)	8,617
122	WellCare Health Plans, Inc. (a)	20,952
124	Zimmer Biomet Holdings, Inc.	14,519
382	Zoetis, Inc.	24,356
		2,161,792

	Industrials - 10.0%
382	3M Company	80,182
114	Alaska Air Group, Inc.	8,695
399	American Airlines Group, Inc.	18,948
138	AMETEK, Inc.	9,113
123	AO Smith Corporation	7,310
522	Boeing Company	132,698
444	Caterpillar, Inc.	55,371
79	Cintas Corporation	11,398
752	CSX Corporation	40,803
117	Cummins, Inc.	19,659
267	Deere & Company	33,533
807	Delta Air Lines, Inc.	38,914
104	Dover Corporation	9,505
334	Eaton Corporation plc	25,648
346	Emerson Electric Company	21,743
100	Equifax, Inc.	10,599
123	Expeditors International of Washington, Inc.	7,363
247	Fastenal Company	11,258
281	FedEx Corporation	63,388
217	Fortive Corporation	15,361
135	Fortune Brands Home & Security, Inc.	9,076
203	General Dynamics Corporation	41,733
9,662	General Electric Company	233,627
529	Honeywell International, Inc.	74,980
42	Huntington Ingalls Industries, Inc.	9,510
257	IHS Markit, Ltd. (a)	11,329
226	Illinois Tool Works, Inc.	33,439
199	Ingersoll-Rand plc	17,745
69	JB Hunt Transport Services, Inc.	7,665
758	Johnson Controls International plc	30,540
84	Kansas City Southern	9,129
48	L3 Technologies, Inc.	9,045
39	Lennox International, Inc.	6,980
207	Lockheed Martin Corporation	64,230
280	Masco Corporation	10,923
317	Nielsen Holdings plc	13,140
226	Norfolk Southern Corporation	29,886
117	Northrop Grumman Corporation	33,663
91	Owens Corning	7,039
233	PACCAR, Inc.	16,855
97	Parker-Hannifin Corporation	16,977
141	Pentair plc	9,582
183	Raytheon Company	34,144
213	Republic Services, Inc.	14,071
74	Rockwell Automation, Inc.	13,188

120	Rockwell Collins, Inc.	15,685
68	Roper Technologies, Inc.	16,551
60	Snap-on, Inc.	8,941
530	Southwest Airlines Company	29,669
107	Stanley Black & Decker, Inc.	16,154
178	Textron, Inc.	9,591
54	TransDigm Group, Inc.	13,805
147	TransUnion (a)	6,947
639	Union Pacific Corporation	74,105
268	United Continental Holdings, Inc. (a)	16,316
607	United Parcel Service, Inc.	72,895
69	United Rentals, Inc. (a)	9,573
591	United Technologies Corporation	68,603
85	Verisk Analytics, Inc. (a)	7,071
42	W.W. Grainger, Inc.	7,549
249	Waste Management, Inc.	19,489
200	XPO Logistics, Inc. (a)	13,556
139	Xylem, Inc.	8,706
		1,795,191
	Information Technology - 24.2%
430	Accenture plc	58,080
350	Activision Blizzard, Inc.	22,578
416	Adobe Systems, Inc. (a)	62,059
73	Alliance Data Systems Corporation	16,173
566	Alphabet, Inc. (a)	551,126
195	Amphenol Corporation	16,505
305	Analog Devices, Inc.	26,282
4,001	Apple, Inc.	616,634
1,540	Applied Materials, Inc.	80,219
71	Arista Networks, Inc. (a)	13,462
90	Arrow Electronics, Inc. (a)	7,237
273	Automatic Data Processing, Inc.	29,844
337	Broadcom, Ltd.	81,736
88	Broadridge Financial Solutions, Inc.	7,112
216	CA, Inc.	7,210
118	CDW Corporation of Delaware	7,788
3,314	Cisco Systems, Inc.	111,450
116	Citrix Systems, Inc. (a)	8,911
65	Cognex Corporation	7,168
467	Cognizant Technology Solutions Corporation	33,876
672	Corning, Inc.	20,106
25	CoStar Group, Inc. (a)	6,706
312	DXC Technology Company	26,795
599	eBay, Inc. (a)	23,038
237	Electronic Arts, Inc. (a)	27,980
3,246	Facebook, Inc. (a)	554,644
246	Fidelity National Information Services, Inc.	22,974
945	First Data Corporation (a)	17,048
128	Fiserv, Inc. (a)	16,507

72	FleetCor Technologies, Inc. (a)	11,143
56	Gartner, Inc. (a)	6,967
165	Global Payments, Inc.	15,680
201	GoDaddy, Inc. (a)	8,745
100	Harris Corporation	13,168
656	Hewlett Packard Enterprise Company	9,650
1,367	HP, Inc.	27,285
3,030	Intel Corporation	115,382
589	International Business Machines Corporation	85,452
185	Intuit, Inc.	26,296
49	IPG Photonics Corporation (a)	9,068
263	Juniper Networks, Inc.	7,319
129	KLA-Tencor Corporation	13,674
189	Lam Research Corporation	34,973
503	Marvell Technology Group, Ltd.	9,004
750	MasterCard, Inc.	105,900
230	Maxim Integrated Products, Inc.	10,973
222	Microchip Technology, Inc.	19,931
2,641	Micron Technology, Inc. (a)	103,871
143	Microsemi Corporation (a)	7,362
4,964	Microsoft Corporation	369,768
164	Motorola Solutions, Inc.	13,919
297	NCR Corporation (a)	11,143
226	NetApp, Inc.	9,890
438	NVIDIA Corporation	78,301
432	ON Semiconductor Corporation (a)	7,979
2,634	Oracle Corporation	127,354
214	Paychex, Inc.	12,831
885	Paypal Holdings, Inc. (a)	56,667
987	QUALCOMM, Inc.	51,166
118	Red Hat, Inc. (a)	13,081
488	salesforce.com, Inc. (a)	45,589
218	Seagate Technology plc	7,231
167	Skyworks Solutions, Inc.	17,017
227	SS&C Technologies Holdings, Inc.	9,114
540	Symantec Corporation	17,717
88	Synopsys, Inc. (a)	7,087
93	Take-Two Interactive Software, Inc. (a)	9,507
243	TE Connectivity, Ltd.	20,184
729	Texas Instruments, Inc.	65,348
126	Total System Services, Inc.	8,253
121	Vantiv, Inc. (a)	8,527
68	VeriSign, Inc. (a)	7,235
1,670	Visa, Inc.	175,751
246	VMware, Inc. (a)	26,861
297	Western Digital Corporation	25,661
165	Xilinx, Inc.	11,687
		4,337,959

	Materials - 2.8%
130	Air Products & Chemicals, Inc.	19,659
74	Albemarle Corporation	10,087
248	Alcoa Corporation (a)	11,562
75	Avery Dennison Corporation	7,375
217	Ball Corporation	8,962
155	Berry Plastics Group, Inc. (a)	8,781
126	Celanese Corporation	13,138
352	Chemours Company	17,815
863	DowDuPont, Inc.	59,745
144	Eastman Chemical Company	13,031
160	Ecolab, Inc.	20,578
80	FMC Corporation	7,145
2,324	Freeport-McMoRan, Inc. (a)	32,629
49	International Flavors & Fragrances, Inc.	7,003
287	International Paper Company	16,307
324	LyondellBasell Industries NV	32,092
60	Martin Marietta Materials, Inc.	12,374
268	Monsanto Company	32,112
178	Newmont Mining Corporation	6,677
354	Nucor Corporation	19,838
61	Packaging Corporation of America	6,995
595	Platform Specialty Products Corporation (a)	6,634
168	PPG Industries, Inc.	18,255
183	Praxair, Inc.	25,572
76	Sherwin-Williams Company	27,211
967	Southern Copper Corporation	38,448
205	Steel Dynamics, Inc.	7,066
115	Vulcan Materials Company	13,754
91	Westlake Chemical Corporation	7,561
		508,406
	Real Estate - 1.7%
336	American Tower Corporation (b)	45,925
65	AvalonBay Communities, Inc. (b)	11,597
240	CBRE Group, Inc. (a)	9,091
196	Crown Castle International Corporation (b)	19,596
75	Digital Realty Trust, Inc. (b)	8,875
68	Equinix, Inc. (b)	30,348
153	Equity Residential (b)	10,087
33	Essex Property Trust, Inc. (b)	8,383
89	Extra Space Storage, Inc. (b)	7,113
573	GGP, Inc. (b)	11,901
230	HCP, Inc. (b)	6,401
368	Host Hotels & Resorts, Inc. (b)	6,804
175	Iron Mountain, Inc. (b)	6,807
345	Kimco Realty Corporation (b)	6,745
270	Prologis, Inc. (b)	17,134
80	Public Storage (b)	17,119
147	Realty Income Corporation (b)	8,407
82	SBA Communications Corporation (a),(b)	11,812
196	Simon Property Group, Inc. (b)	31,558
234	Welltower, Inc. (b)	16,446
412	Weyerhaeuser Company (b)	14,020
		306,169

		Telecommunication Services - 2.9%
5,355		AT&T, Inc.	209,755
376		CenturyLink, Inc.	7,106
165		Level 3 Communications, Inc. (a)	8,793
8,835		Sprint Corporation (a)	68,736
1,031		T-Mobile US, Inc. (a)	63,572
3,376		Verizon Communications, Inc.	167,078
			525,040
		Utilities - 2.2%
780		AES Corporation	8,596
152		Ameren Corporation	8,792
470		American Electric Power Company, Inc.	33,013
107		American Water Works Company, Inc.	8,657
83		Atmos Energy Corporation	6,959
233		CenterPoint Energy, Inc.	6,806
184		Consolidated Edison, Inc.	14,845
397		Dominion Energy, Inc.	30,541
124		DTE Energy Company	13,313
398		Duke Energy Corporation	33,400
174		Edison International	13,427
108		Entergy Corporation	8,247
220		Eversource Energy	13,297
458		Exelon Corporation	17,253
272		FirstEnergy Corporation	8,386
227		Great Plains Energy, Inc.	6,878
271		NextEra Energy, Inc.	39,715
264		NiSource, Inc.	6,756
420		PG&E Corporation	28,598
391		PPL Corporation	14,838
226		Public Service Enterprise Group	10,452
126		SCANA Corporation	6,110
772		Southern Company	37,936
313		Xcel Energy, Inc.	14,811
			391,626
		TOTAL COMMON STOCKS (Cost $14,942,526)	17,923,940
		SHORT-TERM INVESTMENTS - 0.1%
23,978		Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.90% *	23,978
		TOTAL SHORT-TERM INVESTMENTS (Cost $23,978)	23,978
		TOTAL INVESTMENTS - 99.9% (Cost $14,966,504)	17,947,918
		Other Assets in Excess of Liabilities - 0.1%	11,188
		NET ASSETS - 100.0%	$17,959,106

	Percentages are stated as a percent of net assets.

	ADR	American Depositary Receipt
	(a)	Non-income producing security
	(b)	Real Estate Investment Trust (REIT)
	*	Rate shown is the annualized seven-day yield as of September 30, 2017

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services LLC.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows+:

Cost of investments	$14,966,504
Gross unrealized appreciation	3,258,803
Gross unrealized depreciation	(277,389)
Net unrealized appreciation	$2,981,414

+Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$17,923,940	$-	$-	$17,923,940
Short-Term Investments	23,978	-	-	$23,978
Total Investments in Securities	$17,947,918	$-	$-	$17,947,918
^See Schedule of Investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended September 30, 2017, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)          /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date          November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date          November 27, 2017

By (Signature and Title)*            /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date          November 27, 2017

* Print the name and title of each signing officer under his or her signature.